Segment information (Tables)	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Summary of Adjusted Earnings by Segment

Q2 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Income/(loss) attributable to Shell plc shareholders							3,601
Income/(loss) attributable to non-controlling interest							43
Income/(loss) for the period	1,838	2,008	766	(174)	(254)	(539)	3,644
Add: Current cost of supplies adjustment before taxation			104	333			436
Add: Tax on current cost of supplies adjustment			(24)	(91)			(115)
Less: Identified items before taxation	(102)	271	(460)	(64)	(300)	(63)	(717)
Add: Tax on identified items	(203)	(5)	(106)	(13)	(55)	14	(369)
Adjusted Earnings	1,737	1,732	1,199	118	(9)	(463)	4,314
Adjusted Earnings attributable to Shell plc shareholders							4,264
Adjusted Earnings attributable to non-controlling interest							50

Q1 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Income/(loss) attributable to Shell plc shareholders							4,780
Income/(loss) attributable to non-controlling interest							95
Income/(loss) for the period	2,789	2,080	814	(77)	(247)	(483)	4,875
Add: Current cost of supplies adjustment before taxation			52	(67)			(15)
Add: Tax on current cost of supplies adjustment			(14)	12			(2)
Less: Identified items before taxation	348	121	(44)	(679)	(260)	4	(510)
Add: Tax on identified items	43	378	4	(99)	(54)	29	301
Adjusted Earnings	2,483	2,337	900	449	(42)	(457)	5,670
Adjusted Earnings attributable to Shell plc shareholders							5,577
Adjusted Earnings attributable to non-controlling interest							94

Q2 2024	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Income/(loss) attributable to Shell plc shareholders							3,517
Income/(loss) attributable to non-controlling interest							133
Income/(loss) for the period	2,454	2,179	202	545	(75)	(1,656)	3,650
Add: Current cost of supplies adjustment before taxation			74	59			133
Add: Tax on current cost of supplies adjustment			(19)	(17)			(36)
Less: Identified items before taxation	(260)	(215)	(1,111)	(333)	198	(1,105)	(2,826)
Add: Tax on identified items	(40)	(58)	(286)	165	87	(25)	(157)
Adjusted Earnings	2,675	2,336	1,082	1,085	(187)	(576)	6,415
Adjusted Earnings attributable to Shell plc shareholders							6,293
Adjusted Earnings attributable to non-controlling interest							122

Half year 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Income/(loss) attributable to Shell plc shareholders							8,381
Income/(loss) attributable to non-controlling interest							138
Income/(loss) for the period	4,627	4,088	1,580	(252)	(501)	(1,022)	8,519
Add: Current cost of supplies adjustment before taxation			156	266			422
Add: Tax on current cost of supplies adjustment			(38)	(79)			(116)
Less: Identified items before taxation	246	392	(504)	(743)	(559)	(59)	(1,227)
Add: Tax on identified items	(160)	373	(102)	(111)	(110)	43	(68)
Adjusted Earnings	4,220	4,068	2,100	567	(51)	(920)	9,984
Adjusted Earnings attributable to Shell plc shareholders							9,841
Adjusted Earnings attributable to non-controlling interest							144

Half year 2024	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Income/(loss) attributable to Shell plc shareholders							10,874
Income/(loss) attributable to non-controlling interest							215
Income/(loss) for the period	5,215	4,451	1,099	1,856	478	(2,010)	11,089
Add: Current cost of supplies adjustment before taxation			(79)	(148)			(227)
Add: Tax on current cost of supplies adjustment			11	37			48
Less: Identified items before taxation	(1,336)	(261)	(1,123)	(908)	668	(1,111)	(4,070)
Add: Tax on identified items	(197)	(443)	(290)	48	167	(45)	(761)
Adjusted Earnings	6,354	4,270	1,863	2,700	(24)	(944)	14,219
Adjusted Earnings attributable to Shell plc shareholders							14,027
Adjusted Earnings attributable to non-controlling interest							192

Summary of Cash Capital Expenditure by Segment

Q2 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	988	2,774	427	704	468	32	5,393
Add: Investments in joint ventures and associates	209	52	1	71	72	1	406
Add: Investment in equity securities	—	—	—	—	16	2	17
Cash capital expenditure	1,196	2,826	429	775	555	36	5,817

Q1 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	943	1,727	252	451	358	17	3,748
Add: Investments in joint ventures and associates	174	197	4	7	30	1	413
Add: Investments in equity securities	—	—	—	—	14	—	15
Cash capital expenditure	1,116	1,923	256	458	403	19	4,175

Q2 2024	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	1,024	1,769	644	601	377	30	4,445
Add: Investments in joint ventures and associates	127	60	—	37	35	1	261
Add: Investments in equity securities	—	—	—	—	13	—	13
Cash Capital expenditure	1,151	1,829	644	638	425	32	4,719

Half year 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	1,930	4,501	679	1,155	826	49	9,141
Add: Investments in joint ventures and associates	383	248	5	78	102	3	819
Add: Investment in equity securities	—	—	—	—	30	2	32
Cash capital expenditure	2,313	4,749	684	1,233	958	54	9,993

Half year 2024	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	1,882	3,535	1,071	1,074	797	64	8,424
Add: Investments in joint ventures and associates	310	304	38	63	43	2	761
Add: Investments in equity securities	—	—	—	—	22	3	25
Cash capital expenditure	2,192	3,839	1,109	1,138	863	69	9,211

Summary of Revenue by Segment

Q2 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	9,576	1,193	28,241	18,388	7,996	12	65,406
Inter-segment	2,412	8,502	2,177	8,775	835	—	22,701

Q1 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	9,602	1,510	27,083	21,610	9,417	12	69,234
Inter-segment	2,675	9,854	1,849	8,255	1,164	—	23,797

Q2 2024	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	9,052	1,590	32,005	24,583	7,222	11	74,463
Inter-segment	2,157	10,102	1,363	9,849	957	—	24,428

Half year 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	19,179	2,703	55,324	39,998	17,413	23	134,640
Inter-segment	5,086	18,356	4,026	17,030	1,999	—	46,498

Half year 2024	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	18,247	3,349	62,045	48,319	14,959	22	146,942
Inter-segment	4,560	20,390	2,718	20,161	1,962	—	49,791

Summary of Information by Segment

Q2 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	63	344	(56)	(9)	119	(4)	457
Impairment reversals/(impairments)	(672)	(3)	(370)	(78)	(138)	—	(1,261)
Redundancy and restructuring	(7)	(6)	(57)	(37)	(1)	(12)	(119)
Fair value accounting of commodity derivatives and certain gas contracts[1]	514	1	23	61	(280)	—	319
Other[2]	—	(65)	—	(1)	—	(47)	(113)
Total identified items included in Income/(loss) before taxation	(102)	271	(460)	(64)	(300)	(63)	(717)
Less: Total identified items included in Taxation charge/(credit)	(203)	(5)	(106)	(13)	(55)	14	(369)
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	54	350	(44)	(7)	108	(3)	458
Impairment reversals/(impairments)	(423)	(2)	(285)	(62)	(136)	—	(908)
Redundancy and restructuring	(4)	(2)	(44)	(29)	—	(8)	(88)
Fair value accounting of commodity derivatives and certain gas contracts[1]	454	—	19	49	(217)	—	307
Impact of exchange rate movements and inflationary adjustments on tax balances[3]	20	22	—	—	—	(19)	23
Other[2]	—	(92)	—	(1)	—	(47)	(139)
Impact on Adjusted Earnings	101	276	(354)	(51)	(245)	(77)	(348)
Impact on Adjusted Earnings attributable to non-controlling interest	—	—	—	—	—	—	—
Impact on Adjusted Earnings attributable to Shell plc shareholders	101	276	(354)	(51)	(245)	(77)	(348)
1.Fair value accounting of commodity derivatives and certain gas contracts: In the ordinary course of business, Shell enters into contracts to supply or purchase oil and gas products, as well as power and environmental products. Shell also enters into contracts for tolling, pipeline and storage capacity. Derivative contracts are entered into for mitigation of resulting economic exposures (generally price exposure) and these derivative contracts are carried at period-end market price (fair value), with movements in fair value recognised in income for the period. Supply and purchase contracts entered into for operational purposes, as well as contracts for tolling, pipeline and storage capacity, are, by contrast, recognised when the transaction occurs; furthermore, inventory is carried at historical cost or net realisable value, whichever is lower. As a consequence, accounting mismatches occur because: (a) the supply or purchase transaction is recognised in a different period; or (b) the inventory is measured on a different basis. In addition, certain contracts are, due to pricing or delivery conditions, deemed to contain embedded derivatives or written options and are also required to be carried at fair value even though they are entered into for operational purposes. The accounting impacts are reported as identified items.
2.Other identified items represent other credits or charges that based on Shell management's assessment hinder the comparative understanding of Shell's financial results from period to period.
3.Impact of exchange rate movements and inflationary adjustments on tax balances represents the impact on tax balances of exchange rate movements and inflationary adjustments arising on: (a) the conversion to dollars of the local currency tax base of non-monetary assets and liabilities, as well as recognised tax losses (this primarily impacts the Integrated Gas and Upstream segments); and (b) the conversion of dollar-denominated inter-segment loans to local currency, leading to taxable exchange rate gains or losses (this primarily impacts the Corporate segment).

Q1 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	(1)	154	(57)	(15)	(187)	—	(106)
Impairment reversals/(impairments)	—	(21)	10	(293)	(38)	—	(341)
Redundancy and restructuring	(1)	(15)	(9)	(13)	(9)	4	(44)
Fair value accounting of commodity derivatives and certain gas contracts[1]	420	(1)	12	(258)	20	—	194
Other[1]	(70)	4	—	(101)	(46)	—	(212)
Total identified items included in Income/(loss) before taxation	348	121	(44)	(679)	(260)	4	(510)
Less: Total identified items included in Taxation charge/(credit)	43	378	4	(99)	(54)	29	301
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	—	8	(61)	(12)	(143)	—	(208)
Impairment reversals/(impairments)	—	(15)	6	(277)	(31)	—	(317)
Redundancy and restructuring	(1)	(5)	(1)	(12)	(7)	2	(24)
Fair value accounting of commodity derivatives and certain gas contracts[1]	362	—	7	(202)	20	—	187
Impact of exchange rate movements and inflationary adjustments on tax balances[1]	4	132	—	—	—	(28)	108
Other[1]	(59)	(377)	—	(77)	(45)	—	(558)
Impact on Adjusted Earnings	306	(257)	(49)	(581)	(205)	(26)	(811)
Impact on Adjusted Earnings attributable to non-controlling interest	—	—	—	—	—	—	—
Impact on Adjusted Earnings attributable to Shell plc shareholders	306	(257)	(49)	(581)	(205)	(26)	(811)
1.For a detailed description, see the corresponding footnotes to the Q2 2025 identified items table above.

Q2 2024	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	2	131	(60)	(8)	79	—	143
Impairment reversals/(impairments)	(18)	(80)	(1,055)	(619)	(161)	—	(1,932)
Redundancy and restructuring	(9)	(56)	(69)	(30)	(45)	(2)	(211)
Fair value accounting of commodity derivatives and certain gas contracts[1]	(102)	(29)	63	211	318	—	461
Other[1,2]	(133)	(181)	10	113	7	(1,103)	(1,287)
Total identified items included in Income/(loss) before taxation	(260)	(215)	(1,111)	(333)	198	(1,105)	(2,826)
Less: Total identified items included in Taxation charge/(credit)	(40)	(58)	(286)	165	87	(25)	(157)
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	1	114	(45)	(6)	71	—	135
Impairment reversals/(impairments)	(15)	(67)	(783)	(708)	(155)	—	(1,728)
Redundancy and restructuring	(6)	(33)	(50)	(23)	(33)	(1)	(147)
Fair value accounting of commodity derivatives and certain gas contracts[1]	(98)	(7)	45	156	223	—	319
Impact of exchange rate movements and inflationary adjustments on tax balances[1]	10	(4)	—	—	—	43	49
Other[1,2]	(113)	(160)	7	83	5	(1,122)	(1,298)
Impact on Adjusted Earnings	(220)	(157)	(825)	(499)	112	(1,080)	(2,669)
Impact on Adjusted Earnings attributable to non-controlling interest	—	—	—	18	—	—	18
Impact on Adjusted Earnings attributable to Shell plc shareholders	(220)	(157)	(825)	(517)	112	(1,080)	(2,687)
1.For a detailed description, see the corresponding footnotes to the Q2 2025 identified items table above.
2.Corporate includes reclassifications from equity to profit and loss of cumulative currency translation differences related to funding structures resulting in unfavourable movements of $1,122 million. These currency translation differences were previously recognised in other comprehensive income and accumulated in equity as part of accumulated other comprehensive income.

Half year 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	62	498	(113)	(24)	(68)	(4)	351
Impairment reversals/(impairments)	(672)	(24)	(360)	(371)	(176)	—	(1,602)
Redundancy and restructuring	(8)	(21)	(66)	(50)	(10)	(9)	(164)
Fair value accounting of commodity derivatives and certain gas contracts[1]	934	—	35	(196)	(260)	—	512
Other[1]	(70)	(61)	—	(102)	(46)	(47)	(325)
Total identified items included in Income/(loss) before taxation	246	392	(504)	(743)	(559)	(59)	(1,227)
Less: Total identified items included in Taxation charge/(credit)	(160)	373	(102)	(111)	(110)	43	(68)
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	53	358	(105)	(19)	(35)	(3)	250
Impairment reversals/(impairments)	(423)	(17)	(278)	(339)	(167)	—	(1,225)
Redundancy and restructuring	(5)	(7)	(45)	(42)	(7)	(6)	(112)
Fair value accounting of commodity derivatives and certain gas contracts[1]	817	—	26	(153)	(196)	—	494
Impact of exchange rate movements and inflationary adjustments on tax balances[1]	24	154	—	—	—	(47)	131
Other[1]	(59)	(469)	—	(78)	(45)	(47)	(697)
Impact on Adjusted Earnings	407	19	(402)	(631)	(450)	(102)	(1,160)
Impact on Adjusted Earnings attributable to non-controlling interest	—	—	—	—	—	—	—
Impact on Adjusted Earnings attributable to Shell plc shareholders	407	19	(402)	(631)	(450)	(102)	(1,160)
1.For a detailed description, see the corresponding footnotes to the Q2 2025 identified items table above.

Half year 2024	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	(1)	158	(75)	(17)	89	—	154
Impairment reversals/(impairments)	(26)	(176)	(1,059)	(797)	(102)	—	(2,159)
Redundancy and restructuring	(10)	(69)	(90)	(49)	(60)	(7)	(284)
Fair value accounting of commodity derivatives and certain gas contracts[1]	(1,169)	(31)	69	(205)	717	—	(619)
Other[1,2]	(129)	(143)	33	158	24	(1,103)	(1,161)
Total identified items included in Income/(loss) before taxation	(1,336)	(261)	(1,123)	(908)	668	(1,111)	(4,070)
Less: Total identified items included in Taxation charge/(credit)	(197)	(443)	(290)	48	167	(45)	(761)
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	—	124	(56)	(13)	77	—	131
Impairment reversals/(impairments)	(20)	(169)	(786)	(860)	(78)	—	(1,914)
Redundancy and restructuring	(6)	(42)	(65)	(37)	(44)	(5)	(200)
Fair value accounting of commodity derivatives and certain gas contracts[1]	(985)	(8)	50	(163)	529	—	(576)
Impact of exchange rate movements and inflationary adjustments on tax balances[1]	(17)	408	—	—	—	61	452
Other[1,2]	(110)	(131)	25	118	18	(1,122)	(1,202)
Impact on Adjusted Earnings	(1,139)	182	(832)	(956)	501	(1,066)	(3,310)
Impact on Adjusted Earnings attributable to non-controlling interest	—	—	—	18	—	—	18
Impact on adjusted earnings attributable to Shell plc shareholders	(1,139)	182	(832)	(974)	501	(1,066)	(3,328)
1.For a detailed description, see the corresponding footnotes to the Q2 2025 identified items table above.
2.Corporate includes reclassifications from equity to profit and loss of cumulative currency translation differences related to funding structures resulting in unfavourable movements of $1,122 million. These currency translation differences were previously recognised in other comprehensive income and accumulated in equity as part of accumulated other comprehensive income.